REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details) $ in Millions	6 Months Ended
Dec. 31, 2019 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers	$ 587.0
Period over which the entity expects to recognize the majority of its remaining performance obligations as revenue	3 years